---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: October 31, 2006

                                                     Estimated average burden
                                                     hours per response: 19.3
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-10529
                                   ---------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850     Los Angeles, California    90025
--------------------------------------------------------------------------------
              (Address of principal executive offices)               (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC   11150 Santa Monica Blvd., Suite 850   Los Angeles, CA 90025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     -----------------------

Date of fiscal year end:       July 31, 2005
                          -----------------------------------

Date of reporting period:      January 31, 2005
                          -----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================





                              GKM [GRAPHIC OMITTED]
                                      GKM FUNDS




                                GKM GROWTH FUND








                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2005
                                  (UNAUDITED)







================================================================================

GKM GROWTH FUND VS S&P 500 INDEX
SECTOR DIVERSIFICATION (% OF INVESTMENTS)
JANUARY 31, 2005 (UNAUDITED)
================================================================================


[GRAPHIC OMITTED]

                                          GKM Growth         S&P 500
                                             Fund             Index
                                        --------------------------------
Energy                                        0.0%             7.6%
Materials                                     6.5%             3.1%
Industrials                                  17.5%            11.8%
Consumer Discretionary                       11.7%            11.7%
Consumer Staples                              3.3%            10.9%
Health Care                                  23.5%            12.6%
Financials                                    4.9%            20.7%
Information Technology                       29.0%            15.6%
Telecommunication Services                    2.3%             3.1%
Utilities                                     0.0%             3.1%
Money Market                                  1.3%             0.0%






GKM GROWTH FUND
TOP 10 HOLDINGS
JANUARY 31, 2005 (UNAUDITED)
================================================================================

         SECURITY DESCRIPTION                         % OF NET ASSETS
         --------------------                         ---------------
         Harman International Industries, Inc.              3.4%
         Scotts Company (The) - Class A                     2.4%
         Microsoft Corporation                              2.3%
         Trimble Navigation Ltd.                            2.2%
         3M Company                                         2.1%
         Manpower, Inc.                                     2.0%
         Novartis AG                                        1.8%
         Medtronic, Inc.                                    1.8%
         Adobe Systems, Inc.                                1.8%
         Bear Stearns Companies, Inc. (The)                 1.8%

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)
================================================================================
ASSETS
 Investments in securities:
   At acquisition cost .......................................... $ 22,625,553
                                                                  ============
   At value (Note 1) ............................................ $ 28,660,389
 Dividends receivable ...........................................        4,401
 Receivable for capital shares sold .............................       18,009
 Other assets ...................................................          249
                                                                  ------------
   Total Assets .................................................   28,683,048
                                                                  ------------

 LIABILITIES
  Payable for capital shares redeemed ...........................          109
  Accrued investment advisory fees (Note 3) .....................       27,649
  Accrued trustees' fees ........................................          770
                                                                  ------------
    Total Liabilities ...........................................       28,528
                                                                  ------------

NET ASSETS ...................................................... $ 28,654,520
                                                                  ============

Net assets consist of:
  Paid-in capital ............................................... $ 23,280,345
  Accumulated net investment loss ...............................       (9,085)
  Accumulated net realized losses from security transactions ....     (651,576)
  Net unrealized appreciation on investments ....................    6,034,836
                                                                  ------------
Net assets ...................................................... $ 28,654,520
                                                                  ============

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) ..............................    2,346,563
                                                                  ============


Net asset value, redemption price and offering price per share
  (Note 1) ...................................................... $      12.21
                                                                  ============


See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends (Net of foreign tax of $399) ........................ $    172,035
                                                                  ------------

EXPENSES
  Investment advisory fees (Note 3) .............................      179,608
  Trustees' fees ................................................        1,512
                                                                  ------------
    TOTAL EXPENSES ..............................................      181,120
                                                                  ------------

NET INVESTMENT LOSS .............................................       (9,085)
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions ................     (190,431)
  Net change in unrealized appreciation/depreciation on investments  2,691,446
                                                                  ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................    2,501,015
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................... $  2,491,930
                                                                  ============

See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                                  SIX MONTHS
                                                                     ENDED         YEAR
                                                               JANUARY 31, 2005    ENDED
                                                                  (UNAUDITED)   JULY 31, 2004
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss .......................................    $    (9,085)   $  (107,951)
  Net realized losses from security transactions ............       (190,431)      (222,103)
  Net change in unrealized appreciation/
    depreciation on investments .............................      2,691,446      2,140,164
                                                                  ----------     ----------
Net increase in net assets resulting from operations ........      2,491,930      1,810,110
                                                                  ----------     ----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .................................      3,955,478      8,075,822
  Payments for shares redeemed ..............................       (445,131)    (1,188,383)
                                                                  ----------     ----------
Net increase in net assets from
  capital share transactions ................................      3,510,347      6,887,439
                                                                  ----------     ----------

TOTAL INCREASE IN NET ASSETS ................................      6,002,277      8,697,549

NET ASSETS
  Beginning of period .......................................     22,652,243     13,954,694
                                                                  ----------     ----------
  End of period .............................................    $28,654,520    $22,652,243
                                                                  ==========     ==========


ACCUMULATED NET INVESTMENT LOSS .............................    $    (9,085)   $       --
                                                                  ==========     ==========


CAPITAL SHARE ACTIVITY
  Sold ......................................................        330,545        733,367
  Redeemed ..................................................        (36,857)      (107,194)
                                                                  ----------     ----------
  Net increase in shares outstanding ........................        293,688        626,173
  Shares outstanding, beginning of period ...................      2,052,875      1,426,702
                                                                  ----------     ----------
  Shares outstanding, end of period .........................      2,346,563      2,052,875
                                                                  ==========     ==========


See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                            Per Share Data and Ratios for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED             YEAR            YEAR         PERIOD
                                                   JANUARY 31,          ENDED           ENDED         ENDED
                                                       2005            JULY 31,        JULY 31,      JULY 31,
                                                   (UNAUDITED)           2004            2003         2002(a)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......... $        11.03     $      9.78    $       8.56    $     10.00
                                                 --------------     -----------    ------------    -----------

Income (loss) from investment operations:
  Net investment loss ..........................          (0.00)(b)       (0.05)          (0.04)         (0.01)
  Net realized and unrealized gains
    (losses) on investments ....................           1.18            1.30            1.26          (1.43)
                                                 --------------     -----------    ------------    -----------
Total from investment operations ...............           1.18            1.25            1.22          (1.44)
                                                 --------------     -----------    ------------    -----------

Net asset value at end of period ............... $        12.21     $     11.03    $       9.78    $      8.56
                                                 ==============     ===========    ============    ===========

Total return ...................................          10.70%(c)       12.78%          14.25%        (14.40)%(c)
                                                 ==============     ===========    ============    ===========

Net assets at end of period ....................  $   28,654,520    $22,652,243    $ 13,954,694    $ 7,240,624
                                                 ==============     ===========    ============    ===========

Ratio of expenses to average net assets ........           1.41%(d)        1.42%           1.43%          1.46%(d)

Ratio of net investment loss to
  average net assets ...........................           (0.07)%(d)     (0.56)%         (0.49)%        (0.72)%(d)

Portfolio turnover rate ........................              11%(d)          8%              5%             1%(d)

(a)  Represents  the period from the  commencement  of operations  (December 28, 2001) through July 31, 2002.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS -- 99.0%                                    VALUE
--------------------------------------------------------------------------------
            AIR FREIGHT AND COURIERS -- 2.4%
     3,000  FedEx Corporation ...................................  $   286,950
     5,500  United Parcel Service, Inc. - Class B ...............      410,740
                                                                  ------------
                                                                       697,690
                                                                  ------------
            AUTO COMPONENTS -- 0.9%
     3,500  Magna International, Inc. - Class A .................      265,090
                                                                  ------------

            BANKS -- 0.6%
     2,800  Wells Fargo & Company ...............................      171,640
                                                                  ------------

            BIOTECHNOLOGY -- 6.6%
     5,000  Amgen, Inc.* ........................................      311,200
     5,750  Biogen Idec, Inc.* ..................................      373,520
     8,000  Covance, Inc.* ......................................      340,000
     8,000  Dionex Corporation* .................................      473,520
     2,000  Genzyme Corporation* ................................      116,420
     4,000  ICOS Corporation* ...................................      100,120
    11,000  ID Biomedical Corporation* ..........................      177,210
                                                                  ------------
                                                                     1,891,990
                                                                  ------------

            CHEMICALS -- 5.6%
     5,000  Engelhard Corporation ...............................      150,250
     9,000  International Flavors & Fragrances, Inc. ............      379,980
    10,000  Scotts Company (The) - Class A* .....................      679,600
     6,000  Sigma-Aldrich Corporation ...........................      377,100
                                                                  ------------
                                                                     1,586,930
                                                                  ------------
            COMMERCIAL SERVICES AND SUPPLIES -- 6.8%
     3,100  Automatic Data Processing, Inc. .....................      134,788
     5,000  Ecolab, Inc. ........................................      168,250
     5,250  Graco, Inc. .........................................      187,163
    12,000  Manpower, Inc. ......................................      583,800
    10,000  Pitney Bowes, Inc. ..................................      447,400
    15,000  Waste Management, Inc. ..............................      435,000
                                                                  ------------
                                                                     1,956,401
                                                                  ------------

            COMMUNICATIONS EQUIPMENT -- 2.9%
    20,000  Corning, Inc.* ......................................      218,800
    13,000  QUALCOMM, Inc. ......................................      484,120
    18,410  Tellabs, Inc.* ......................................      131,079
                                                                  ------------
                                                                       833,999
                                                                  ------------
            COMPUTERS AND PERIPHERALS -- 3.6%
    11,000  Intergraph Corporation* .............................      326,810
     5,000  International Business Machines Corporation .........      467,100
     2,870  Lexmark International, Inc. - Class A* ..............      239,215
                                                                  ------------
                                                                     1,033,125
                                                                  ------------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS -- 99.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 3.6%
     5,000  Bear Stearns Companies, Inc. (The) ..................  $   505,300
     7,000  Citigroup, Inc. .....................................      343,350
     2,000  Lehman Brothers Holdings, Inc. ......................      182,380
                                                                  ------------
                                                                     1,031,030
                                                                  ------------

            DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.1%
    20,000  Nokia Corporation - ADR .............................      305,600
                                                                  ------------

            ELECTRICAL EQUIPMENT -- 2.2%
    18,000  Trimble Navigation Ltd.* ............................      640,080
                                                                  ------------

            ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 8.7%
     8,000  Diebold, Inc. .......................................      430,720
     8,000  Garmin Ltd. .........................................      440,000
     8,000  Harman International Industries, Inc. ...............      973,200
    23,500  LoJack Corporation* .................................      323,830
    18,000  Symbol Technologies, Inc. ...........................      329,400
                                                                  ------------
                                                                     2,497,150
                                                                  ------------
            FOOD AND DRUG RETAILING -- 1.5%
     4,300  Sysco Corporation ...................................      150,371
     3,000  Whole Foods Market, Inc. ............................      268,260
                                                                  ------------
                                                                       418,631
                                                                  ------------
            FOOD PRODUCTS -- 0.8%
     4,000  Hershey Foods Corporation ...........................      233,960
                                                                  ------------

            HEALTH CARE EQUIPMENT AND SUPPLIES -- 8.1%
     7,000  Boston Scientific Corporation* ......................      231,420
     5,500  Henry Schein, Inc.* .................................      374,330
    10,000  Medtronic, Inc. .....................................      524,900
    10,000  Patterson Companies, Inc.* ..........................      465,800
    16,000  STERIS Corporation* .................................      379,520
     7,200  Stryker Corporation .................................      353,808
                                                                  ------------
                                                                     2,329,778
                                                                  ------------
            HEALTH CARE PROVIDERS AND SERVICES -- 1.3%
     4,200  UnitedHealth Group, Inc. ............................      373,380
                                                                  ------------

            HOTELS, RESTAURANTS & LEISURE -- 2.2%
     7,000  Harrah's Entertainment, Inc. ........................      442,680
     8,000  Hilton Hotels Corporation ...........................      178,000
                                                                  ------------
                                                                       620,680
                                                                  ------------
            INDUSTRIAL CONGLOMERATES -- 2.1%
     7,000  3M Company ..........................................      590,520
                                                                  ------------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS -- 99.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY CONSULTING
               AND SERVICES -- 3.3%
    17,000  Accenture Ltd. - Class A* ...........................  $   442,850
     9,000  Affiliated Computer Services, Inc. - Class A* .......      487,710
                                                                  ------------
                                                                       930,560
                                                                  ------------
            INSURANCE -- 0.7%
     3,000  American International Group, Inc. ..................      198,870
                                                                  ------------

            INTERNET SOFTWARE AND SERVICES -- 1.5%
     7,300  Cisco Systems, Inc.* ................................      131,692
    11,000  VeriSign, Inc.* .....................................      284,240
                                                                  ------------
                                                                       415,932
                                                                  ------------
            MACHINERY -- 2.3%
     1,300  Caterpillar, Inc. ...................................      115,830
     2,000  Ingersoll-Rand Company - Class A ....................      148,760
    15,000  Pall Corporation ....................................      403,950
                                                                  ------------
                                                                       668,540
                                                                  ------------
            MARINE -- 0.1%
     9,200  Grupo TMM S.A. - Class A - ADR* .....................       29,992
                                                                  ------------

            MEDIA -- 3.4%
     8,000  Comcast Corporation - Class A* ......................      257,520
     2,000  Gannett Company, Inc. ...............................      160,080
     2,000  McGraw-Hill Companies, Inc. (The) ...................      181,000
     8,000  Meredith Corporation ................................      384,240
                                                                  ------------
                                                                       982,840
                                                                  ------------
            METALS AND MINING -- 1.0%
     5,000  Nucor Corporation ...................................      280,800
                                                                  ------------

            PERSONAL PRODUCTS -- 1.0%
     5,250  Alberto-Culver Company - Class A ....................      284,813
                                                                  ------------

            PHARMACEUTICALS -- 7.5%
     7,000  Abbott Laboratories .................................      315,140
    26,000  deCODE genetics, Inc.* ..............................      187,460
     7,500  Eli Lilly and Company ...............................      406,800
     2,990  Johnson & Johnson ...................................      193,453
    11,000  Novartis AG .........................................      526,680
     6,325  Pfizer, Inc. ........................................      152,812
    11,980  Teva Pharmaceutical Industries Ltd. - ADR ...........      344,185
                                                                  ------------
                                                                     2,126,530
                                                                  ------------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS -- 99.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 1.8%
    13,000  Intel Corporation ...................................  $   291,850
     7,000  Intersil Corporation - Class A ......................      103,810
     5,500  Texas Instruments, Inc. .............................      127,655
                                                                  ------------
                                                                       523,315
                                                                  ------------
            SOFTWARE -- 7.3%
     9,000  Adobe Systems, Inc. .................................      512,100
    20,050  Citrix Systems, Inc.* ...............................      430,072
     2,000  Electronic Arts, Inc.* ..............................      128,680
    25,000  Microsoft Corporation ...............................      657,000
     9,000  SAP AG ..............................................      348,480
                                                                  ------------
                                                                     2,076,332
                                                                  ------------
            SPECIALTY RETAIL -- 4.2%
    11,000  Bed Bath & Beyond, Inc.* ............................      443,190
    11,000  Men's Wearhouse, Inc. (The)* ........................      365,970
    13,000  PETsMART, Inc. ......................................      392,990
                                                                  ------------
                                                                     1,202,150
                                                                  ------------
            TEXTILES AND APPAREL -- 1.1%
     3,500  Nike, Inc. - Class B ................................      303,205
                                                                  ------------

            TRADING COMPANIES AND DISTRIBUTORS -- 1.5%
     7,000  Grainger (W.W.), Inc. ...............................      428,470
                                                                  ------------

            WIRELESS TELECOMMUNICATIONS SERVICES -- 1.3%
    12,000  Amdocs Ltd.* ........................................      357,000
                                                                  ------------

            TOTAL COMMON STOCKS (Cost $22,252,187)                $ 28,287,023
                                                                  ------------

================================================================================
  SHARES    MONEY MARKET FUNDS -- 1.2%                                VALUE
--------------------------------------------------------------------------------
   373,366  First American Treasury Obligation Fund - Class S
             (Cost $373,366) .................................... $    373,366
                                                                  ------------

            TOTAL INVESTMENTS AT VALUE -- 100.2%
             (Cost $22,625,553).................................. $ 28,660,389

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) .....       (5,869)
                                                                  ------------

            NET ASSETS -- 100.0% ................................ $ 28,654,520
                                                                  ============


* Non-income producing security

ADR - American Depositary Receipt

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GKM Growth Fund (the "Fund") is a diversified series of The GKM Funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, LLC (the "Adviser"), the investment adviser to the Fund. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

SECURITIES VALUATION - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the periods ended January 31, 2005 and July 31, 2004.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)
================================================================================

1. ORGANIZATION AND SIGNIFICANT  ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2005:

--------------------------------------------------------------------------------
Cost of portfolio investments ................................... $ 22,625,553
                                                                  ============
Gross unrealized appreciation ................................... $  6,598,344
Gross unrealized depreciation ...................................     (563,508)
                                                                  ------------
Net unrealized appreciation ..................................... $  6,034,836
                                                                  ------------
Accumulated ordinary loss .......................................       (9,085)
Capital loss carryforwards ......................................     (344,454)
Post-October losses .............................................     (116,691)
Other losses ....................................................     (190,431)
                                                                  ------------
Total distributable earnings .................................... $  5,374,175
                                                                  ============
--------------------------------------------------------------------------------
As of July 31, 2004, the Fund had capital loss carryforwards of $344,454, of which $2,590 expires July 31, 2011 and $341,864 expires July 31, 2012. In addition, the Fund had net realized capital losses of $116,691 during the period November 1, 2003 through July 31, 2004, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2005. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended January 31, 2005, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,838,593 and $1,384,418 respectively.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)
================================================================================

3. TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

4. CONTINGENCIES AND COMMITMENTS
The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you will incur ongoing costs, consisting of management fees and trustees fees and expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
GKM GROWTH FUND
--------------------------------------------------------------------------------
                                     BEGINNING         ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE  EXPENSES PAID
                                   AUGUST 1, 2004  JAN. 31, 2005  DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00        $1,107.00      $7.49
Based on Hypothetical 5% Return
    (before expenses)                $1,000.00        $1,018.10      $7.17
--------------------------------------------------------------------------------
* Expenses are equal to the GKM Growth Fund's annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).











The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

================================================================================


                        GKM FUNDS

                        INVESTMENT ADVISER
                        GKM Advisers, LLC
                        11150 Santa Monica Boulevard
                        Suite 850
                        Los Angeles, California  90025

                        ADMINISTRATOR
                        Ultimus Fund Solutions, LLC
                        225 Pictoria Drive
                        Suite 450
                        Cincinnati, OH  45246
                        1.888.GKM.9518

                        CUSTODIAN
                        US Bank, N.A.
                        425 Walnut Street
                        Cincinnati, Ohio  45202

                        BOARD OF TRUSTEES
                        Darrin F. DelConte
                        Brian D. Horner
                        Nicholas G. Tonsich
                        Timothy J. Wahl

                        OFFICERS
                        Timothy J. Wahl, President
                        Robert G. Dorsey, Vice President
                        David L. Kahn, CCO and Secretary
                        Mark J. Seger, Treasurer







================================================================================

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds
             -------------------------------------------------------------------



By (Signature and Title)*      /s/ Timothy J. Wahl
                           --------------------------------------------
                           Timothy J. Wahl, President

Date          April 4, 2005
      ------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Timothy J. Wahl
                           --------------------------------------------
                           Timothy J. Wahl, President

Date          April 4, 2005
      ------------------------------------




By (Signature and Title)*      /s/ Mark J. Seger
                           --------------------------------------------
                           Mark J. Seger, Treasurer

Date         April 4, 2005
      ------------------------------------


* Print the name and title of each signing officer under his or her signature.